3. Significant Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies Details Narrative Abstract
Property and equipment, depreciation rates	Plant and machinery – 7.5% per annum straight line Fixture and fittings – 15.0% per annum straight line Office and office related equipment – 20% per annum straight line